Equity - Summary of Outstanding Units (Detail) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding (in units)	5,631	7,040
Vested (in units)	2,306	2,593
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding (in units)	2,129	2,526
Vested (in units)	2,129	2,526
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding (in units)	2,203	2,707
Vested (in units)	0	0
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding (in units)	1,072	1,622
Vested (in units)	0	0
PDSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding (in units)	227	185
Vested (in units)	177	67